Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 5. Commitments

On May 1, 2015, the Company entered into an option agreement (the “Option Agreement”) with Dr. Gerlach, pursuant to which the Company obtained a one-year exclusive option to evaluate a wound cap technology. Pursuant to the terms of the Option Agreement, the Company paid Dr. Gerlach a non-refundable fee of $24,000 in four quarterly installments of $6,000, with the first installment paid in May 2015 and the final payment made during the three months ended March 31, 2016.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University of Pittsburgh (the "University"), pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $75,000 (the "Grant"). The Company paid the Grant in eight quarterly installments of $9,375, with the first payment made in October 2014 and the final payment made in July 2016. Dr. Gerlach, from whom the Company purchased the CellMist™ System, is a professor at the University.

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach's rights, title and interest in the CellMist™ System. As amended, the asset purchase agreement provided for cash payments of $300,000 as partial consideration for the purchase which are payable as follows: (a) $100,000 on December 31, 2014; (b) $50,000 on December 31, 2015; (c) $50,000 on December 31, 2016; and (d) $100,000 on December 31, 2017. At September 30, 2016, $50,000 of the amount payable to Dr. Gerlach was recorded as current liabilities and $100,000 was recorded as long-term liabilities in the accompanying consolidated balance sheet.

Below is a summary of contract and contribution payable at September 30, 2016 and December 31, 2015:

	2016	2015
Contribution payable to the University of Pittsburgh, in quarterly installments of $9,375, through July 2016	$-	$28,125
Contract payable to Dr. Jorg Gerlach in connection with the APA. $50,000 is due on December 31, 2016 and $100,000 is due on December 31, 2017	150,000	200,000
Contract for option agreement purchase	-	6,000
Total	150,000	234,125
Less: current portion	(50,000)	(134,125)
Long-term portion	$100,000	$100,000

Effective March 1, 2015, the Company entered into a lease agreement (the "Lease") in the Pittsburgh Life Sciences Greenhouse at a monthly rate of $750. The Company has the option to terminate the Lease on the twelve month anniversary of the commencement date, upon one hundred and twenty days' prior written notice. The Lease was renewed effective March 1, 2016 at a monthly rate of $800. Payments due under the lease in 2016 and 2017 are $9,500 and $1,600, respectively. Rent expense for the years ended December 31, 2015 and 2014 was $9,000 and $3,250, respectively.

On August 1, 2013, the Company engaged Vector to assist the Company with identifying subject matter experts in the medical device and biotechnology industries and to assist the Company with its ongoing research, development and eventual commercialization of its Regeneration Technology (collectively, the "Services"). In consideration of the Services, the Company will pay Vector a monthly consulting fee of $5,000.

In connection with the Company's anticipated Section 510(k) submission of its proprietary spray deposition device to the Food and Drug Administration, the Company has engaged StemCell Systems GmbH ("StemCell Systems") to provide it with prototypes and related documents. Pursuant to this engagement the Company incurred expenses of $194,336 in the twelve months ended December 31, 2015. Dr. Gerlach, from whom the Company purchased the SkinGunTM technology, is a principal of StemCell Systems.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University of Pittsburgh (the "University"), pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $75,000 (the "Grant"). The Company will pay the Grant in eight quarterly installments of $9,375, with the first payment made on or before October 2014 and the final payment to be made on or before July 31, 2016. Dr. Gerlach, from whom the Company purchased the SkinGunTM technology, is a professor at the University. At December 31, 2015, $28,125 of the amount payable to the University was recorded as current liabilities and $0 was recorded as long-term liabilities in the accompanying consolidated balance sheet.

Below is a summary of contract and contribution payable at December 31, 2015:

	2015	2014
Contribution payable to the University of Pittsburgh, in quarterly installments of $9,375, through July 2016	$28,125	$65,625
Contract payable to Dr. Jorg Gerlach in connection with the APA. $50,000 is currently due. $50,000 is due on December 31, 2016 and $100,000 is due on December 31, 2017	200,000	300,000
Contract for option agreement purchase	6,000
Other	234,125	365,625
Less: current portion	(134,125)	(187,500)
Long-term portion	$100,000	$178,125

See also "Note 6. Related Party Transactions."